Condensed Balance Sheet - USD ($)	Sep. 30, 2020		Jun. 30, 2020
Current assets
Cash	$ 1,097,447
Prepaid expenses	368,756
Total Current Assets	1,466,203
Deferred offering costs			$ 60,000
Marketable securities held in Trust Account	200,001,752
TOTAL ASSETS	201,467,955		60,000
Current liabilities
Accrued expenses	15,000
Accrued offering costs	85,100		5,000
Promissory note - related party			35,000
Total Current Liabilities	100,100		40,000
Deferred underwriting fee payable	7,000,000
Total Liabilities	7,100,100
Commitments
Class A ordinary shares subject to possible redemption, 18,936,619 shares at redemption value	189,367,849
Shareholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,058,839		24,425
Accumulated deficit	(59,514)		(5,000)
Total Shareholder's Equity	5,000,006		20,000
Total Liabilities and Shareholder's Equity	201,467,955		60,000
Class A Ordinary Shares [Member]
Shareholder's Equity
Ordinary shares	106
Total Shareholder's Equity	106
Class B Ordinary Shares [Member]
Shareholder's Equity
Ordinary shares	575	[1]	575	[2]
Total Shareholder's Equity	$ 575		$ 575

[1]	Included an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).
[2]	Includes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).